Trade and Other Receivables - Schedule of Analysis of Trade and Other Accounts Receivable (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	9.10%	8.50%
Carrying amount	S/ 154,181	S/ 135,107
Expected credit loss	S/ 14,099	S/ 11,486
Financial assets neither past due nor impaired [Member]
Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	0.40%	0.20%
Carrying amount	S/ 113,149	S/ 100,349
Expected credit loss	S/ 463	S/ 244
Less than one month [Member] | Financial assets neither past due nor impaired [Member]
Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	2.70%	2.00%
Carrying amount	S/ 13,522	S/ 11,138
Expected credit loss	S/ 363	S/ 228
Later than one month and not later than two months [Member] | Financial assets neither past due nor impaired [Member]
Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	7.50%	2.80%
Carrying amount	S/ 2,889	S/ 5,109
Expected credit loss	S/ 218	S/ 145
Later than two months and not later than three months [Member | Financial assets neither past due nor impaired [Member]
Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	22.90%	2.60%
Carrying amount	S/ 2,741	S/ 4,326
Expected credit loss	S/ 628	S/ 114
Later than three months and not later than four months [Member] | Financial assets neither past due nor impaired [Member]
Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	21.20%	8.60%
Carrying amount	S/ 2,362	S/ 1,275
Expected credit loss	S/ 501	S/ 110
Later Than Four Months [Member] | Financial assets neither past due nor impaired [Member]
Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	61.10%	82.50%
Carrying amount	S/ 19,518	S/ 12,910
Expected credit loss	S/ 11,926	S/ 10,645